As filed with the U.S. Securities and Exchange Commission on July 21, 2005
                                                      Registration Nos. 333-5039
                                                                        811-7643
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                  -------------
                                    FORM N-1A
                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933                          |X|
                           PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                         POST-EFFECTIVE AMENDMENT NO. 14                     |X|
                                     AND/OR
                             REGISTRATION STATEMENT
                                    UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      |X|
                                AMENDMENT NO. 16                             |X|
                        (CHECK APPROPRIATE BOX OR BOXES)

                                  -------------

                               PHOENIX PHOLIOS(SM)
                     (formerly Phoenix Partner Select Funds)
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                  -------------

               101 MUNSON STREET, GREENFIELD, MASSACHUSETTS 01301
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
                C/O PHOENIX EQUITY PLANNING--SHAREHOLDER SERVICES

                                 (800) 243-1574
              (REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE)

                                  -------------

                        COUNSEL AND CHIEF LEGAL OFFICER:
                               KEVIN J. CARR, ESQ.
                                     COUNSEL
                         PHOENIX LIFE INSURANCE COMPANY
                                ONE AMERICAN ROW
                        HARTFORD, CONNECTICUT 06102-5056

                             JOHN R. FLORES, ESQUIRE
                         PHOENIX LIFE INSURANCE COMPANY
                                ONE AMERICAN ROW
                             HARTFORD, CT 06102-5056
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                  -------------

  It is proposed that this filing will become effective (check appropriate box):
  [ ] immediately upon filing pursuant to paragraph (b)
  [X] on August 4, 2005, pursuant to paragraph (b) of Rule 485
  [ ] 60 days after filing pursuant to paragraph (a)(1)
  [ ] on ____________, pursuant to paragraph (a)(1)
  [ ] 75 days after filing pursuant to paragraph (a)(2)
  [ ] on ____________, pursuant to paragraph (a)(2) of Rule 485
  If appropriate, check the following box:
  [ ] this post-effective amendment designates a new effective date for a previously file post-effective amendment.

================================================================================

Parts A, B and C of Registrant's Post-Effective Amendment No. 13 under the Securities Act of 1933 ("1933 Act") and No. 15 under the Investment Company Act of 1940, filed on May 11, 2005, are incorporated by reference herein and this Post-Effective Amendment is being filed for the sole purpose of delaying the effectiveness of the above-referenced Amendment to August 4, 2005.

                                   SIGNATURES

   Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) of the Securities Act and had duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford and the State of Connecticut on the 21st day of July, 2005.

                                                   PHOENIX PHOLIOs(SM) FUNDS

ATTEST: /S/ KEVIN J. CARR                          BY: /S/ DANIEL T. GERACI
        ----------------------                         -------------------------
            KEVIN J. CARR                                  DANIEL T. GERACI
            SECRETARY                                      PRESIDENT

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated, on this 21st day of July, 2005.

                 SIGNATURE                                              TITLE
                                                                        Trustee

   ---------------------------------------
   E. Virgil Conway*

   /s/ Nancy G. Curtiss                                                 Treasurer (principal
   ---------------------------------------                              financial and accounting officer)
   Nancy G. Curtiss

                                                                        Trustee
   ---------------------------------------
   Harry Dalzell-Payne*

                                                                        Trustee
   ---------------------------------------
   S. Leland Dill*

   /s/ Daniel T. Geraci                                                 President
   ---------------------------------------                              (principal executive officer)
   Daniel T. Geraci

                                                                        Trustee
   ---------------------------------------
   Francis E. Jeffries*

                                                                        Trustee
   ---------------------------------------
   Leroy Keith, Jr.*


   ---------------------------------------                              Trustee
   Marilyn E. LaMarche*


   ---------------------------------------                              Chairman
   Philip R. McLoughlin*

                                                                        Trustee
   ---------------------------------------
   Geraldine M. McNamara*

                                                                        Trustee
   ---------------------------------------
   Everett L. Morris*

                                                                        Trustee
   ---------------------------------------
   James M. Oates*

                                                                        Trustee
   ---------------------------------------
   Donald B. Romans*

                                                                        Trustee
   ---------------------------------------
   Richard E. Segerson*

                                                                        Trustee
   ---------------------------------------
   Ferdinand L.J. Verdonck*

                                                                        Trustee
   ---------------------------------------
   Lowell P. Weicker, Jr.*

By /s/ Daniel T. Geraci
   -------------------------------------------------
*   Daniel T. Geraci pursuant to powers of attorney.


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